Scope of consolidation - Disclosure of assets and liabilities acquired, Stellantis Services US Corp (Details) - Stellantis Financial Services US Corp. € in Millions	Nov. 01, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets with indefinite useful lives	€ 119
Other intangible assets	2
Property, plant and equipment	15
Other non-current assets	703
Other current assets and prepaid expenses	176
Cash and cash equivalents	108
Total assets	1,123
Total equity	256
Long-term debt	572
Short term debt and current portion of long-term debt	286
Trade payables and other payables	9
Total liabilities	€ 1,123